Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 84,200,000	Taxes	ARGENTINA	Jujuy	Government of Argentina [Member]	Olaroz [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 2
	1,100,000	Taxes	ARGENTINA	Catamarca	Government of Argentina [Member]	Salar del Hombre Muerto [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 3
	600,000	Taxes	ARGENTINA	Catamarca	Government of Argentina [Member]	Sal de Vida [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 4
	49,000,000	Taxes	ARGENTINA	Catamarca	Government of the United States of America [Member]	Salar del Hombre Muerto [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 5
	3,900,000	Taxes	ARGENTINA	Catamarca	Government of China [Member]	Salar del Hombre Muerto [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 6
	6,700,000	Taxes	ARGENTINA	Catamarca	Government of Singapore [Member]	Salar del Hombre Muerto [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 7
	4,100,000	Taxes	ARGENTINA	Catamarca	Government of United Kingdom [Member]	Salar del Hombre Muerto [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 8
	3,500,000	Taxes	ARGENTINA	Jujuy	Jujuy Province Government [Member]	Olaroz [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 9
	100,000	Taxes	ARGENTINA	Catamarca	Catamarca Province Government [Member]	Sal de Vida [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 10
	13,400,000	Royalties	ARGENTINA	Jujuy	Jujuy Province Government [Member]	Olaroz [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 11
	14,800,000	Royalties	ARGENTINA	Catamarca	Catamarca Province Government [Member]	Salar del Hombre Muerto [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 12
	800,000	Fees	ARGENTINA	Jujuy	Jujuy Province Government [Member]	Olaroz [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 13
	100,000	Fees	ARGENTINA	Jujuy	San Salvador de Jujuy (City) [Member]	Olaroz [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 14
	3,600,000	Dividends	ARGENTINA	Jujuy	Jujuy Energy and Mining Society partners of Jujuy Province Government [Member]	Olaroz [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 15
	1,400,000	Comm. Social Resp.	ARGENTINA	Jujuy	Jujuy Province Government [Member]	Olaroz [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 16
	11,000,000	Comm. Social Resp.	ARGENTINA	Catamarca	Catamarca Province Government [Member]	Salar del Hombre Muerto [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 17
	300,000	Comm. Social Resp.	ARGENTINA	Catamarca	Catamarca Province Government [Member]	Sal de Vida [Member]	Lithium - Brine [Member]	Arcadium Lithium PLC [Member]	Well
#: 18
	109,500,000	Taxes	AUSTRALIA	Western Australia	Government of Australia [Member]	Mt Cattlin [Member]	Lithium - Hard Rock [Member]	Arcadium Lithium PLC [Member]	Open Pit
#: 19
	700,000	Taxes	AUSTRALIA	Western Australia	State of Western Australia [Member]	Mt Cattlin [Member]	Lithium - Hard Rock [Member]	Arcadium Lithium PLC [Member]	Open Pit
#: 20
	200,000	Taxes	AUSTRALIA	Western Australia	Local Government of Ravensthorpe [Member]	Mt Cattlin [Member]	Lithium - Hard Rock [Member]	Arcadium Lithium PLC [Member]	Open Pit
#: 21
	34,000,000	Royalties	AUSTRALIA	Western Australia	State of Western Australia [Member]	Mt Cattlin [Member]	Lithium - Hard Rock [Member]	Arcadium Lithium PLC [Member]	Open Pit
#: 22
	300,000	Fees	AUSTRALIA	Western Australia	State of Western Australia [Member]	Mt Cattlin [Member]	Lithium - Hard Rock [Member]	Arcadium Lithium PLC [Member]	Open Pit
#: 23
	1,100,000	Taxes	CANADA	Ontario	Government of Ontario [Member]	Galaxy [Member]	Lithium - Hard Rock [Member]	Arcadium Lithium PLC [Member]	Open Pit
#: 24
	100,000	Taxes	CANADA	Ontario	Cree Nation of Canada [Member]	Whabouchi [Member]	Lithium - Hard Rock [Member]	Arcadium Lithium PLC [Member]	Open Pit
#: 25
	100,000	Fees	CANADA	Ontario	Hydro-Qubec [Member]	Whabouchi [Member]	Lithium - Hard Rock [Member]	Arcadium Lithium PLC [Member]	Open Pit
#: 26
	1,100,000	Fees	CANADA	Ontario	Ministre de l'nergie et des Ressources naturelles [Member]	Whabouchi [Member]	Lithium - Hard Rock [Member]	Arcadium Lithium PLC [Member]	Open Pit
#: 27
	6,700,000	Infrastructure	CANADA	Ontario	Hydro-Qubec [Member]	Galaxy [Member]	Lithium - Hard Rock [Member]	Arcadium Lithium PLC [Member]	Open Pit
#: 28
	700,000	Comm. Social Resp.	CANADA	Ontario	Cree Nation of Canada [Member]	Galaxy [Member]	Lithium - Hard Rock [Member]	Arcadium Lithium PLC [Member]	Open Pit
#: 29
	$ 2,700,000	Comm. Social Resp.	CANADA	Québec	Cree Nation of Canada [Member]	Whabouchi [Member]	Lithium - Hard Rock [Member]	Arcadium Lithium PLC [Member]	Open Pit